Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the compensation of our named executive officers (“NEOs”) for the fiscal years ended December 31, 2022, 2023 and 2024, and our financial performance for each such fiscal year:

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net (Loss) Income (In thousands) ($)(5)
2024	778,160	190,276	478,810	417,988	46	(31,795)
2023	1,132,230	252,742	542,218	(11,013)	59	18,416
2022	1,604,665	138,164	919,710	731,774	73	90,672

(1)	Represents the total compensation of our principal executive officer (PEO), Joseph A. Vitiritto, as reported in the Summary Compensation Table for each year indicated.

PEO Total Compensation Amount	$ 778,160	$ 1,132,230	$ 1,604,665
PEO Actually Paid Compensation Amount	$ 190,276	252,742	138,164
Adjustment To PEO Compensation, Footnote
(2)	The amount reported in this column for each year indicated is calculated as follows:

[The table follows on the next page.]

Reconciliation of PEO/Non-PEO NEOs		PEO			Non-PEO NEOs
SCT Total and Compensation Actually Paid.		2024	2023	2022	2024	2023	2022
	Total Compensation as reported SCT	$778,160	$1,132,230	$1,604,665	$478,810	$542,218	$919,710
Subtract	Pension values reported in SCT for covered fiscal year	—	—	—	—	—	—
Subtract	Fair value of equity awards granted during covered fiscal year	—	(366,145)	(337,172)	—	(117,190)	(144,879)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	—	268,852	225,071	—	86,050	96,711
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(501,811)	(714,010)	(1,345,400)	(13,697)	(109,670)	(82,768)
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(86,073)	(68,185)	(9,000)	(47,125)	1,901	(57,000)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	(413,322)	—
Equals	Compensation Actually Paid to PEO/Non-PEO NEOs	$190,276	$252,742	$138,164	$417,988	$(11,013)	$731,774

(3)

Represents the total compensation of our only non-PEO NEO in 2022, Allen W. West, the average of the total compensation of each of our non-PEO NEOs during 2023, Lance K. Stewart and Allen W. West, and the total compensation of our only non-PEO NEO in 2024, Lance K. Stewart, as reported in the Summary Compensation Table for each year indicated.

(4)

Represents the cumulative three-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2021. The Company did not issue any dividends during 2022, 2023 or 2024. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)	Represents our reported net (loss) income for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 478,810	542,218	919,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 417,988	(11,013)	731,774
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid to our NEOs and Company Performance

The following graphs show the relationship between the compensation actually paid to our PEO and our other NEOs to our total shareholder return and net (loss) income over the three fiscal years ending December 31, 2024 as reported in the table above:

[The graphs follow on the next page.]

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 46	59	73
Net Income (Loss)	(31,795)	18,416	90,672
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(366,145)	(337,172)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	268,852	225,071
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(501,811)	(714,010)	(1,345,400)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,073)	(68,185)	(9,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(117,190)	(144,879)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	86,050	96,711
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,697)	(109,670)	(82,768)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,125)	1,901	(57,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(413,322)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0